Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Schedule of Goodwill [Table Text Block]

(dollars in millions)	Balance as of January 1, 2018	Goodwill resulting from business combinations	Foreign currency translation and other	Balance as of December 31, 2018
Otis	$1,737	$7	$(56)	$1,688
Carrier	10,009	194	(368)	9,835
Pratt & Whitney	1,511	58	(2)	1,567
Collins Aerospace Systems	14,650	20,468	(117)	35,001
Total Segments	27,907	20,727	(543)	48,091
Eliminations and other	3	18	—	21
Total	$27,910	$20,745	$(543)	$48,112

Intangible Assets Disclosure [Table Text Block]

	2018		2017
(dollars in millions)	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Amortized:
Service portfolios	$2,164	$(1,608)	$2,178	$(1,534)
Patents and trademarks	361	(236)	399	(233)
Collaboration intangible assets	4,509	(649)	4,109	(384)
Customer relationships and other	22,525	(4,560)	13,352	(4,100)
	29,559	(7,053)	20,038	(6,251)
Unamortized:
Trademarks and other	3,918	—	2,096	—
Total	$33,477	$(7,053)	$22,134	$(6,251)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

(dollars in millions)	2019	2020	2021	2022	2023
Amortization expense	$1,476	$1,438	$1,456	$1,464	$1,670

Rockwell Collins [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustments [Table Text Block]
Supplemental Pro-Forma Data:
Rockwell Collins' results of operations have been included in UTC’s financial statements for the period subsequent to the completion of the acquisition on November 26, 2018. Rockwell Collins contributed sales of approximately $778 million and operating profit of approximately $11 million for the period from the completion of the acquisition through December 31, 2018. The following unaudited supplemental pro-forma data presents consolidated information as if the acquisition had been completed on January 1, 2017. The pro-forma results were calculated by combining the results of UTC with the stand-alone results of Rockwell Collins for the pre-acquisition periods, which were adjusted to account for certain costs which would have been incurred during this pre-acquisition period:

	Year Ended December 31,
(dollars in millions, except per share amounts; shares in millions)	2018	2017
Net sales	$74,136	$68,033
Net income attributable to common shareowners from continuing operations	$6,064	$4,662
Basic earnings per share of common stock from continuing operations	$6.82	$5.45
Diluted earnings per share of common stock from continuing operations	$6.76	$5.39
The unaudited supplemental pro-forma data above includes the following significant adjustments made to account for certain costs which would have been incurred if the acquisition had been completed on January 1, 2017, as adjusted for the applicable tax impact. As our acquisition of Rockwell Collins was completed on November 26, 2018, the pro-forma adjustments in the table below only include the required adjustments through November 26, 2018:

	Year Ended December 31,
(dollars in millions)	2018	2017
Amortization of inventory and fixed asset fair value adjustment [1]	$58	$(192)
Amortization of acquired Rockwell Collins intangible assets, net [2]	(193)	(202)
Utilization of contractual customer obligation [3]	16	116
UTC/Rockwell fees for advisory, legal, accounting services [4]	212	(212)
Interest expense incurred on acquisition financing, net [5]	(199)	(234)
Elimination of capitalized pre-production engineering amortization [6]	63	42
Adjustment to net periodic pension cost [7]	42	34
Adjustment to reflect the adoption of ASC 606 [8]	106	—
Elimination of entities held for sale [9]	(47)	(35)
Inclusion of B/E Aerospace [10]	—	(51)
	$58	$(734)

1    Reflects the amortization expense on the Rockwell Collins inventory step up which would be completed within the first two quarters of 2017 and eliminated the inventory step-up amortization recorded by UTC in 2018. Additionally, this adjustment reflects the amortization of the fixed asset fair value adjustment as of the acquisition date.
2    Reflects the additional amortization of the acquired Rockwell Collins intangible assets recognized at fair value in purchase accounting and eliminates the historical Rockwell Collins intangible asset amortization expense.
3    Reflects the additional amortization of liabilities recognized for acquired contracts with terms less favorable than could be realized in market transactions as of the acquisition date and eliminates Rockwell Collins historical amortization of these liabilities.
4    Reflects the elimination of transaction-related fees incurred by UTC and Rockwell Collins in connection with the acquisition and assumes all of the fees were incurred during the first quarter of 2017.
5    Reflects the additional interest expense incurred on debt to finance our acquisition of Rockwell Collins and reduces interest expense for the debt fair value adjustment which would have been amortized.
6    Reflects the elimination of capitalized pre-production engineering amortization to conform to UTC policy.
7    Reflects adjustments for the elimination of amortization of prior service cost and actuarial loss amortization, which was recorded by
Rockwell Collins, as a result of fair value purchase accounting, net of the impact of the revised pension and post-retirement benefit (expense) as determined under UTC’s plan assumptions.
8    Reflects adjustments to Rockwell Collins revenue recognition as if they adopted the New Revenue Standard as of January 1, 2018 and primarily relates to deferral of revenue recognized on OEM product engineering and development, partially offset by changes in timing of sales recognition for contracts requiring an over time method of revenue recognition.
9    Reflects the elimination of entities required to be sold for regulatory approvals.
10    Reflects adjustments to include the results and related adjustments for B/E Aerospace as if it had been acquired by Rockwell Collins on January 1,
2017.
The unaudited supplemental pro-forma financial information does not reflect the potential realization of cost savings relating to the integration of the two companies. Further, the pro-forma data should not be considered indicative of the results that would have occurred if the acquisition and related financing had been consummated on January 1, 2017, nor are they indicative of future results.